Receivables from hub partners	12 Months Ended
Dec. 31, 2023
Receivables from hub partners.
Receivables from hub partners

13.        Receivables from hub partners

The receivables from hub partners are amounts of cash transferred to hub partners centers as follows:

	December 31, 2023	December 31, 2022
Credit to hub partners – distance learning centers	96,628	80,096
Receivables from hub partners	96,628	80,096

Current	39,351	31,979
Non-current	57,277	48,117

The increase in receivables from hub partners in 2023 is mainly due to the hubs expansion and the marketing funds made available for partners to carry out regional marketing actions during the student recruitment period.